Consolidated Statements of Income and Comprehensive Income (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Sales revenue	$ 71,245,359	$ 58,603,240	$ 257,487,138	$ 200,813,260
Cost of sales	54,733,383	44,996,039	195,670,634	151,988,552
Gross profit	16,511,976	13,607,201	61,816,504	48,824,708
Operating expenses
Administrative expenses	1,997,298	3,030,695	12,406,676	8,097,374
Selling expenses	2,380,949	1,944,585	7,210,359	5,350,258
Total operating expenses	4,378,247	4,975,280	19,617,035	13,447,632
Income from operations	12,133,729	8,631,921	42,199,469	35,377,076
Non-operating income (expense)
Interest income	5,349	1,827	60,479	11,651
Other income	164,440	22,196	159,062	168,732
Change in fair value of warrant liabilities	(42,724)	275,382	1,082,202	582,226
Other expenses	(1,208)	0	(502,729)	(462,989)
Finance costs	(221,908)	(194,058)	(892,172)	(878,390)
Exchange income (loss)			120,519	(23,608)
Total non-operating income (expense)	(96,051)	105,347	27,361	(602,378)
Income before income taxes	12,037,678	8,737,268	42,226,830	34,774,698
Income taxes	(3,132,557)	(2,487,797)	(11,036,300)	(9,086,106)
Net income	8,905,121	6,249,471	31,190,530	25,688,592
Other comprehensive income
Foreign currency translation adjustments	887,498	353,910	4,481,290	2,317,595
Total comprehensive income	9,792,619	6,603,381	35,671,820	28,006,187
Earnings per share : Basic and diluted	$ 0.20	$ 0.15	$ 0.72	$ 0.67
Weighted average number of shares outstanding - basic			38,154,340	38,063,507
Weighted average number of shares outstanding - diluted			38,156,873	38,415,441
Weighted average number of shares outstanding:
Basic and diluted	38,154,340	38,154,340
Reconciliation of net income applicable to income to common stock:
Net income	8,905,121	6,249,471	31,190,530	25,688,592
Less: dividends and accretion on preferred stock	1,167,011	389,004	3,890,037	0
Income applicable to common stock	$ 7,738,110	$ 5,860,467	$ 27,300,493	$ 25,688,592